OTHER LONG-TERM ASSETS - Fair Market Value of the Investments and Warrants Held (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Reconciliation Of Changes In Financial Assets [Roll Forward]
Foreign currency translation	$ 16,902	$ (2,209)
Bonterra Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)			37,540,290
Investments in equity securities
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	100,109
Purchase/(sales)	65,599
Transfers	0
Unrealized and realized gain/(loss)	(13,316)
Foreign currency translation	(10,611)
Fair market value, at end of period	$ 141,781	100,109
Investments in equity securities | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	4,460,629
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 8,274
Purchase/(sales)	1,773
Transfers	5,598
Unrealized and realized gain/(loss)	(6,423)
Foreign currency translation	(750)
Fair market value, at end of period	$ 8,472	8,274
Investments in equity securities | Metanor Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	0
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 6,863
Purchase/(sales)	0
Transfers	(5,598)
Unrealized and realized gain/(loss)	(1,073)
Foreign currency translation	(192)
Fair market value, at end of period	$ 0	6,863
Investments in equity securities | Osisko Mining Inc.
Disclosure of financial assets [line items]
Investments (in shares)	32,627,632
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 0
Purchase/(sales)	47,767
Transfers	0
Unrealized and realized gain/(loss)	28,652
Foreign currency translation	(2,967)
Fair market value, at end of period	$ 73,452	0
Investments in equity securities | Novo Resources Corp.
Disclosure of financial assets [line items]
Investments (in shares)	29,830,268
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 76,141
Purchase/(sales)	16,120
Transfers	0
Unrealized and realized gain/(loss)	(31,752)
Foreign currency translation	(6,260)
Fair market value, at end of period	54,249	76,141
Investments in equity securities | Other
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	8,831
Purchase/(sales)	(61)
Transfers	0
Unrealized and realized gain/(loss)	(2,720)
Foreign currency translation	(442)
Fair market value, at end of period	5,608	8,831
Warrant investments
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	12,754
Transfers	0
Unrealized and realized gain/(loss)	(10,892)
Foreign currency translation	(653)
Fair market value, at end of period	$ 1,209	12,754
Warrant investments | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	613,607
Warrant investments | Metanor Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	0
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 938
Transfers	(194)
Unrealized and realized gain/(loss)	(726)
Foreign currency translation	(18)
Fair market value, at end of period	$ 0	938
Warrant investments | Novo Resources Corp.
Disclosure of financial assets [line items]
Investments (in shares)	14,000,000
Warrant investments | Other
Disclosure of financial assets [line items]
Investments (in shares)	0
Black Scholes | Warrant investments | Bonterra Resources Inc.
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 0
Transfers	194
Unrealized and realized gain/(loss)	(171)
Foreign currency translation	(4)
Fair market value, at end of period	19	0
Black Scholes | Warrant investments | Other
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	1,192
Transfers	0
Unrealized and realized gain/(loss)	(972)
Foreign currency translation	(57)
Fair market value, at end of period	163	1,192
Barrier Option Pricing | Warrant investments | Novo Resources Corp.
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	10,624
Transfers	0
Unrealized and realized gain/(loss)	(9,023)
Foreign currency translation	(574)
Fair market value, at end of period	$ 1,027	$ 10,624